Other Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Abstract]
Amortization of debt issuance costs	$ 29,633	$ 50,989	$ 33,001
Debt issuance cost amortization period, start range	2014
Debt issuance cost amortization period, end range	2024